Schedule of Acquisition Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Release of contingent consideration	$ (2,500)
Release of start-up cost financing	(7,300)
Transfer of Investment in Biofrontera AG	2,415
Gain on settlement	$ (7,385)